Loans receivable - Narrative (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 14, 2022 EUR (€) state
Disclosure of Loan Receivable [Line Items]
Loans receivable	€ 581,780	€ 485,302
Apricot Investments Limited | Loans receivable
Disclosure of Loan Receivable [Line Items]
Loans receivable	€ 102,400		€ 98,000
Number of installments | state			18
Borrowing, interest rate, amount of bank of England rate (in percent)			0.01